Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2011
Stock Option and Incentive Plan [Abstract]
Summary of option activity

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2008	22,388	$32.89
Granted	3,658	18.70
Exercised	(1,289)	21.63
Forfeited	(3,436)	34.20

Outstanding as of September 30, 2009	21,321	30.93
Granted	4,735	27.71
Exercised	(1,097)	21.55
Forfeited	(2,761)	40.64

Outstanding as of September 30, 2010	22,198	29.50
Granted	4,210	28.00
Exercised	(2,590)	21.79
Forfeited	(3,372)	38.73

Outstanding as of September 30, 2011(1)	20,446	$28.64

Exercisable on September 30, 2011(1)	12,656	$29.66

(1)	At September 30, 2011, the weighted average remaining contractual life of outstanding and exercisable options was 6.20 and 4.82 years, respectively.

Summary of Restricted Shares Activity

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2008	1,105	$33.78
Granted	583	18.42
Vested	(315)	33.43
Forfeited	(248)	34.80

Outstanding as of September 30, 2009	1,125	25.69
Granted	650	27.43
Vested	(445)	26.83
Forfeited	(78)	26.95

Outstanding as of September 30, 2010	1,252	26.11
Granted	1,154	28.99
Vested	(437)	26.03
Forfeited	(235)	27.93

Outstanding as of September 30, 2011	1,734	$27.80

Stock options outstanding

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 16.75	285	2.11	$11.14	245	$10.99
16.92 — 19.12	1,086	7.22	17.34	458	17.47
19.94 — 25.38	1,542	5.59	21.37	877	21.95
25.89 — 26.50	2,058	6.77	26.05	1,955	26.04
26.57 — 27.47	2,725	8.84	26.68	191	26.72
27.60 — 29.14	4,208	7.53	28.59	1,445	27.92
29.19 — 32.12	2,908	2.42	31.18	2,513	31.22
32.15 — 33.16	2,890	6.18	33.04	2,599	33.07
33.74 — 35.00	1,499	5.44	34.74	1,287	34.71
35.45 — 37.66	905	5.72	35.80	746	35.88
38.02 — 39.82	340	5.09	39.12	340	39.12

Employee equity-based compensation pre-tax expense

	Year Ended September 30,
	2011	2010	2009

Cost of service	$14,641	$20,061	$21,733
Research and development	2,701	4,218	4,249
Selling, general and administrative	19,289	20,176	16,929

Total	$36,631	$44,455	$42,911

Assumptions used in calculating fair value of options

	Year Ended September 30,
	2011	2010	2009

Risk-free interest rate(1)	1.50%	1.98%	1.94%
Expected life of stock options(2)	4.50	4.32	4.46
Expected volatility(3)	30.5%	31.5%	47.9%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.76	$7.66	$7.54

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.